SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES) (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Deferred tax assets:
Net operating loss carryforwards	$ 160,501	$ 1,246,723	$ 750,087	$ 715,179
Others				21,654
Deferred tax assets	160,501	1,246,723	750,087	736,833
Deferred tax assets	160,501	1,246,723	750,087	736,833
Less: Valuation allowance	(160,501)	(1,246,723)	(750,087)	(736,833)
Total deferred tax assets, net